Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 516	$ 609
Currency translation	111	115
Pension and postretirement benefits	40	(52)
Derivative instruments	(110)	4
Other comprehensive (loss) income	41	67
Comprehensive income	$ 557	$ 676